Inventories (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Inventories [Abstract]
Initial balance	$ (1,538,133)	$ (2,337,354)
Inventories write-down estimation	(3,081,986)	(2,268,199)
Estimates resulting from business combinations	(101,244)	0
Inventories recognised as an expense	3,296,095	2,981,075
Business combination effect	107,232	86,345
Total	$ (1,318,036)	$ (1,538,133)